Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 86.43%
FHLMC (11th District COFI +1.25%) ±	1.91%	1-1-2030	$ 1,561	$ 1,507
FHLMC (11th District COFI +1.25%) ±	1.91	1-1-2030	363	350
FHLMC (11th District COFI +1.25%) ±	1.91	7-1-2030	80,286	77,378
FHLMC (11th District COFI +1.28%) ±	2.14	2-1-2035	25,845	25,426
FHLMC (1 Year Treasury Constant Maturity +0.85%) ±	2.16	4-1-2030	11,156	10,874
FHLMC (12 Month LIBOR +1.67%) ±	2.17	8-1-2035	113,916	110,971
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	2.34	12-1-2033	283,799	276,939
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.35	2-1-2034	234,348	227,820
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.36	2-1-2034	34,916	33,984
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.38	2-1-2036	155,148	152,858
FHLMC (12 Month LIBOR +1.81%) ±	2.43	4-1-2035	471,814	468,248
FHLMC (12 Month LIBOR +1.73%) ±	2.43	5-1-2037	494,675	494,732
FHLMC (1 Year Treasury Constant Maturity +2.16%) ±	2.48	6-1-2033	262,587	255,480
FHLMC (12 Month Treasury Average +1.90%) ±	2.51	5-1-2028	73,747	71,963
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.54	8-1-2027	2,553	2,495
FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	2.55	3-1-2025	7,195	7,038
FHLMC (2 Year Treasury Constant Maturity +2.44%) ±	2.57	8-1-2029	4,196	4,150
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.60	6-1-2030	17,763	17,270
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.61	4-1-2023	4,999	4,950
FHLMC (12 Month LIBOR +1.91%) ±	2.61	3-1-2032	148,678	145,201
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	2.61	5-1-2032	70,627	69,709
FHLMC (12 Month LIBOR +1.84%) ±	2.61	4-1-2037	131,915	132,165
FHLMC (12 Month LIBOR +1.82%) ±	2.64	5-1-2039	216,488	212,286
FHLMC (12 Month LIBOR +1.64%) ±	2.64	6-1-2050	2,565,327	2,339,998
FHLMC (1 Year Treasury Constant Maturity +2.55%) ±	2.67	9-1-2029	18,970	18,504
FHLMC (6 Month LIBOR +1.42%) ±	2.67	2-1-2037	1,568	1,557
FHLMC (12 Month LIBOR +1.99%) ±	2.68	7-1-2036	189,832	185,873
FHLMC (12 Month LIBOR +2.06%) ±	2.70	3-1-2038	558,290	563,002
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.73	10-1-2024	13,759	13,581
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.73	10-1-2025	3,461	3,417
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.73	2-1-2030	20,476	20,094
FHLMC (1 Year Treasury Constant Maturity +2.19%) ±	2.73	6-1-2036	276,114	278,426
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.73	4-1-2038	321,785	324,010
FHLMC (12 Month LIBOR +1.85%) ±	2.78	9-1-2036	205,584	204,436
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	2.79	2-1-2035	258,857	252,829
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.81	4-1-2034	78,597	76,370
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	2.82	4-1-2029	21,156	20,601
FHLMC (12 Month LIBOR +1.88%) ±	2.83	4-1-2037	100,659	100,265
FHLMC (1 Year Treasury Constant Maturity +2.52%) ±	2.87	11-1-2029	42,874	41,119
FHLMC (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount +1.75%) ±	2.88	1-1-2023	38	38
FHLMC (12 Month LIBOR +1.62%) ±	2.88	11-1-2047	2,445,910	2,360,803
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.93	6-1-2030	54,125	52,474
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	2.94	9-1-2033	140,724	137,492
FHLMC (1 Year Treasury Constant Maturity +2.20%) ±	2.94	1-1-2037	318,393	310,105
FHLMC (12 Month LIBOR +1.62%) ±	2.94	7-1-2045	516,034	515,582
FHLMC (6 Month LIBOR +1.73%) ±	2.98	6-1-2024	1,486	1,463
FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	2.99	9-1-2030	25,970	24,744
FHLMC (12 Month LIBOR +1.78%) ±	3.00	9-1-2037	151,128	151,714
FHLMC (12 Month Treasury Average +2.46%) ±	3.02	10-1-2029	56,788	55,545
FHLMC (12 Month LIBOR +1.75%) ±	3.02	4-1-2035	78,845	78,740
FHLMC (6 Month LIBOR +1.68%) ±	3.02	1-1-2037	397,450	395,852
FHLMC (11th District COFI +2.29%) ±	3.04	12-1-2025	1,795	1,789
FHLMC (12 Month LIBOR +1.93%) ±	3.06	4-1-2035	485,822	477,050
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC (12 Month LIBOR +1.73%) ±	3.07%	1-1-2035	$ 150,903	$ 147,724
FHLMC	3.07	9-1-2039	704,359	707,840
FHLMC (12 Month LIBOR +1.80%) ±	3.10	8-1-2037	722,005	725,798
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.13	1-1-2037	25,808	26,206
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.15	2-1-2036	2,093,791	2,112,446
FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	3.16	7-1-2031	84,023	81,654
FHLMC (12 Month LIBOR +1.80%) ±	3.18	9-1-2037	137,285	138,310
FHLMC (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount +1.94%) ±	3.19	7-1-2024	5,010	5,002
FHLMC (6 Month LIBOR +1.83%) ±	3.19	6-1-2037	127,614	123,826
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.20	11-1-2029	58,874	57,613
FHLMC (1 Year Treasury Constant Maturity +2.00%) ±	3.21	8-1-2033	400,851	391,419
FHLMC (1 Year Treasury Constant Maturity +2.10%) ±	3.21	10-1-2037	326,207	324,943
FHLMC (12 Month LIBOR +1.79%) ±	3.21	1-1-2040	1,103,817	1,112,546
FHLMC (12 Month LIBOR +1.61%) ±	3.22	7-1-2044	94,659	94,606
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.23	4-1-2034	60,800	59,723
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	3.23	5-1-2037	20,417	20,144
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.24	3-1-2027	22,204	21,802
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.24	1-1-2037	569,698	578,064
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.25	5-1-2034	101,680	99,875
FHLMC (12 Month LIBOR +1.75%) ±	3.26	5-1-2033	115,218	113,161
FHLMC (12 Month LIBOR +1.85%) ±	3.28	7-1-2038	585,807	587,929
FHLMC (30 Day Average U.S. SOFR +0.26%) ±	3.29	7-1-2031	3,500,000	3,460,129
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	3.30	9-1-2038	1,891,954	1,913,498
FHLMC (1 Year Treasury Constant Maturity +2.37%) ±	3.32	2-1-2034	1,521,532	1,524,931
FHLMC (12 Month LIBOR +1.80%) ±	3.32	10-1-2043	2,647,230	2,655,577
FHLMC (1 Year Treasury Constant Maturity +2.04%) ±	3.34	12-1-2035	229,144	223,896
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.36	4-1-2038	593,305	585,681
FHLMC (12 Month LIBOR +1.87%) ±	3.37	5-1-2035	18,845	18,497
FHLMC (12 Month LIBOR +1.77%) ±	3.40	10-1-2036	157,825	158,970
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.43	6-1-2035	29,863	30,174
FHLMC (11th District COFI +2.57%) ±	3.44	12-1-2025	44,252	43,864
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.44	7-1-2029	28,780	28,362
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	3.46	4-1-2032	896,424	893,114
FHLMC (6 Month LIBOR +2.13%) ±	3.47	6-1-2026	183,241	179,478
FHLMC (3 Year Treasury Constant Maturity +2.83%) ±	3.48	6-1-2035	205,300	202,470
FHLMC (1 Year Treasury Constant Maturity +1.87%) ±	3.51	5-1-2035	227,727	222,785
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	3.52	1-1-2035	141,056	137,345
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.55	9-1-2036	5,519,261	5,607,511
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.56	5-1-2038	263,925	259,220
FHLMC (5 Year Treasury Constant Maturity +2.44%) ±	3.57	8-1-2027	18,636	18,097
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	3.57	4-1-2034	145,420	141,729
FHLMC (12 Month LIBOR +1.77%) ±	3.59	10-1-2035	385,051	378,511
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.59	4-1-2036	119,800	118,300
FHLMC (1 Year Treasury Constant Maturity +2.60%) ±	3.60	6-1-2032	118,765	116,760
FHLMC (1 Year Treasury Constant Maturity +2.38%) ±	3.61	6-1-2035	302,321	302,616
FHLMC (1 Year Treasury Constant Maturity +2.49%) ±	3.61	6-1-2035	144,124	141,772
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.62	7-1-2038	5,481,431	5,538,321
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	3.63	10-1-2033	337,854	330,330
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.63	4-1-2037	1,089,073	1,103,788
FHLMC (12 Month LIBOR +1.75%) ±	3.70	6-1-2033	163,050	160,999
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	3.72	11-1-2027	164,523	161,643
FHLMC (12 Month LIBOR +1.74%) ±	3.74	12-1-2036	113,222	113,887
FHLMC (12 Month LIBOR +1.51%) ±	3.76	2-1-2037	43,038	41,849
FHLMC (12 Month LIBOR +1.83%) ±	3.76	6-1-2043	3,002,419	3,037,217
See accompanying notes to portfolio of investments

2  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC (12 Month Treasury Average +2.52%) ±	3.77%	6-1-2028	$ 19,654	$ 19,170
FHLMC (1 Year Treasury Constant Maturity +2.68%) ±	3.79	9-1-2030	19,374	19,030
FHLMC (6 Month LIBOR +2.12%) ±	3.80	5-1-2037	20,538	19,936
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.87	1-1-2028	935	917
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.87	5-1-2034	28,154	28,199
FHLMC (12 Month LIBOR +1.78%) ±	3.89	11-1-2035	103,229	103,195
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.92	12-1-2034	109,481	107,190
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	3.93	6-1-2025	19,027	18,635
FHLMC	4.00	7-1-2029	787,459	789,314
FHLMC (12 Month LIBOR +1.77%) ±	4.02	6-1-2035	125,152	122,750
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.06	1-1-2028	6,169	6,062
FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	4.08	7-1-2027	141,420	140,200
FHLMC (1 Year Treasury Constant Maturity +1.99%) ±	4.11	11-1-2034	153,638	149,708
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.14	7-1-2034	109,267	106,335
FHLMC (11th District COFI +1.25%) ±	4.18	11-1-2030	8,727	8,469
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.21	6-1-2030	143,988	141,513
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.22	8-1-2033	14,350	14,071
FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	4.22	7-1-2034	94,711	92,763
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.23	11-1-2026	34,395	33,807
FHLMC (3 Year Treasury Constant Maturity +2.40%) ±	4.26	5-1-2031	58,782	58,296
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.27	9-1-2033	46,843	47,887
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.35	10-1-2036	110,514	108,360
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	4.35	7-1-2038	137,937	135,771
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.40	11-1-2029	27,190	26,616
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.40	7-1-2031	36,900	36,245
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.40	9-1-2031	28,637	28,079
FHLMC (5 Year Treasury Constant Maturity +2.13%) ±	4.50	8-1-2029	6,056	6,068
FHLMC (1 Year Treasury Constant Maturity +2.69%) ±	4.53	5-1-2028	64,822	63,282
FHLMC (1 Year Treasury Constant Maturity +2.49%) ±	4.60	12-1-2032	55,000	53,820
FHLMC (12 Month LIBOR +1.77%) ±	5.05	8-1-2042	114,279	116,828
FHLMC (6 Month LIBOR +3.83%) ±	5.21	11-1-2026	12,351	12,086
FHLMC Multifamily Structured Pass-Through Certificates Series KF112 Class AS (30 Day Average U.S. SOFR +0.23%) ±	3.27	4-25-2031	1,154,061	1,113,553
FHLMC Multifamily Structured Pass-Through Certificates Series KF114 Class AS (30 Day Average U.S. SOFR +0.22%) ±	3.26	5-25-2031	801,430	770,335
FHLMC Multifamily Structured Pass-Through Certificates Series KF46 Class A (1 Month LIBOR +0.22%) ±	4.02	3-25-2028	183,793	179,669
FHLMC Multifamily Structured Pass-Through Certificates Series KF84 Class AL (1 Month LIBOR +0.30%) ±	4.10	7-25-2030	1,236,469	1,212,679
FHLMC Multifamily Structured Pass-Through Certificates Series KF85 Class AL (1 Month LIBOR +0.30%) ±	4.10	8-25-2030	241,347	237,086
FHLMC Multifamily Structured Pass-Through Certificates Series KX04 Class AFL (1 Month LIBOR +0.33%) ±	4.13	3-25-2030	1,811,348	1,791,632
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2 ±±	1.48	5-25-2051	3,694,736	3,274,862
FHLMC Series 1671 Class QA (11th District COFI +0.95%) ±	1.98	2-15-2024	126,213	126,326
FHLMC Series 1686 Class FE (Enterprise 11th District COFI Institutional Replacement +1.10%) ±	2.13	2-15-2024	1,225	1,227
FHLMC Series 1709 Class FA (10 Year Treasury Constant Maturity -0.85%) ±	3.27	3-15-2024	21,486	21,293
FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity -0.60%) ±	3.52	5-15-2024	14,796	14,702
FHLMC Series 20 Class F ±±	2.36	7-1-2029	1,706	1,711
FHLMC Series 2315 Class FW (1 Month LIBOR +0.55%) ±	4.42	4-15-2027	20,849	20,783
FHLMC Series 2391 Class EF (1 Month LIBOR +0.50%) ±	4.37	6-15-2031	27,292	27,036
FHLMC Series 2454 Class SL (1 Month LIBOR +8.00%) ♀±	4.13	3-15-2032	56,533	3,442
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  3

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC Series 2461 Class FI (1 Month LIBOR +0.50%) ±	4.37%	4-15-2028	$ 33,793	$ 33,629
FHLMC Series 2464 Class FE (1 Month LIBOR +1.00%) ±	4.87	3-15-2032	36,847	37,097
FHLMC Series 2466 Class FV (1 Month LIBOR +0.55%) ±	4.42	3-15-2032	70,560	70,152
FHLMC Series 2538 Class F (1 Month LIBOR +0.60%) ±	4.47	12-15-2032	154,771	154,047
FHLMC Series 264 Class F1 (1 Month LIBOR +0.55%) ±	4.42	7-15-2042	604,288	596,009
FHLMC Series 2682 Class FK (1 Month LIBOR +1.47%) ±	5.34	1-15-2033	3,009,373	3,084,998
FHLMC Series 3067 Class FA (1 Month LIBOR +0.35%) ±	4.22	11-15-2035	527,405	518,482
FHLMC Series 3114 Class FT (1 Month LIBOR +0.35%) ±	4.22	9-15-2030	215,411	213,993
FHLMC Series 3140 Class GF (1 Month LIBOR +0.35%) ±	4.22	3-15-2036	429,160	421,659
FHLMC Series 3146 Class FP (1 Month LIBOR +0.35%) ±	4.22	4-15-2036	383,465	377,113
FHLMC Series 3149 Class FB (1 Month LIBOR +0.35%) ±	4.22	5-15-2036	674,786	663,564
FHLMC Series 319 Class F1 (1 Month LIBOR +0.45%) ±	4.32	11-15-2043	886,281	864,878
FHLMC Series 3240 Class FM (1 Month LIBOR +0.35%) ±	4.22	11-15-2036	707,263	694,183
FHLMC Series 3284 Class CF (1 Month LIBOR +0.37%) ±	4.24	3-15-2037	470,415	460,953
FHLMC Series 3286 Class FA (1 Month LIBOR +0.40%) ±	4.27	3-15-2037	51,152	50,103
FHLMC Series 3311 Class KF (1 Month LIBOR +0.34%) ±	4.21	5-15-2037	808,226	790,922
FHLMC Series 3312 Class FN (1 Month LIBOR +0.22%) ±	4.09	7-15-2036	668,789	653,220
FHLMC Series 3436 Class A ±±	3.85	11-15-2036	241,827	240,173
FHLMC Series 350 Class F2 (1 Month LIBOR +0.35%) ±	3.01	9-15-2040	5,815,303	5,710,034
FHLMC Series 3684 Class FM (1 Month LIBOR +0.35%) ±	3.48	11-15-2036	997,773	974,196
FHLMC Series 3753 Class FA (1 Month LIBOR +0.50%) ±	4.37	11-15-2040	1,096,592	1,077,620
FHLMC Series 3757 Class PF (1 Month LIBOR +0.50%) ±	4.37	8-15-2040	261,381	259,587
FHLMC Series 3822 Class FY (1 Month LIBOR +0.40%) ±	4.27	2-15-2033	491,232	486,164
FHLMC Series 3827 Class DF (1 Month LIBOR +0.45%) ±	4.32	3-15-2041	239,218	235,066
FHLMC Series 3925 Class FL (1 Month LIBOR +0.45%) ±	4.32	1-15-2041	55,666	55,399
FHLMC Series 3997 Class FQ (1 Month LIBOR +0.50%) ±	4.37	2-15-2042	465,677	456,787
FHLMC Series 4013 Class QF (1 Month LIBOR +0.55%) ±	4.42	3-15-2041	227,328	226,307
FHLMC Series 4039 Class FA (1 Month LIBOR +0.50%) ±	4.37	5-15-2042	733,226	721,644
FHLMC Series 4136 Class DF (1 Month LIBOR +0.30%) ±	4.17	11-15-2042	472,411	457,557
FHLMC Series 4143 Class KF (1 Month LIBOR +0.35%) ±	3.00	9-15-2037	1,393,809	1,356,298
FHLMC Series 4248 Class FL (1 Month LIBOR +0.45%) ±	4.32	5-15-2041	194,268	191,586
FHLMC Series 4316 Class JF (1 Month LIBOR +0.40%) ±	4.27	1-15-2044	684,887	671,023
FHLMC Series 4474 Class WF (1 Month LIBOR +0.35%) ±	2.95	12-15-2036	1,114,711	1,074,141
FHLMC Series 4477 Class FG (1 Month LIBOR +0.30%) ±	2.93	10-15-2040	1,016,904	983,479
FHLMC Series 4503 Class FA (1 Month LIBOR +0.35%) ±	3.22	2-15-2042	1,293,803	1,257,678
FHLMC Series 4515 Class FA (1 Month LIBOR +0.37%) ±	3.21	8-15-2038	191,791	189,273
FHLMC Series 4604 Class PA	3.00	1-15-2044	175,985	172,451
FHLMC Series 4624 Class FA (1 Month LIBOR +0.45%) ±	3.05	12-15-2038	2,186,565	2,164,114
FHLMC Series 4628 Class KF (1 Month LIBOR +0.50%) ±	4.37	1-15-2055	1,224,243	1,182,816
FHLMC Series 4678 Class AF (1 Month LIBOR +0.40%) ±	2.95	12-15-2042	937,710	931,136
FHLMC Series 4691 Class FA (1 Month LIBOR +0.35%) ±	4.22	6-15-2047	457,384	457,109
FHLMC Series 4707 Class FD (1 Month LIBOR +0.35%) ±	3.27	9-15-2044	2,814,914	2,808,454
FHLMC Series 4754 Class FM (1 Month LIBOR +0.30%) ±	4.17	2-15-2048	1,178,152	1,133,632
FHLMC Series 4779 Class WF (1 Month LIBOR +0.35%) ±	3.10	7-15-2044	1,348,529	1,329,502
FHLMC Series 4821 Class FA (1 Month LIBOR +0.30%) ±	4.17	7-15-2048	350,371	337,792
FHLMC Series 4831 Class FD (1 Month LIBOR +0.30%) ±	4.17	10-15-2048	1,162,240	1,119,465
FHLMC Series 4842 Class FA (1 Month LIBOR +0.35%) ±	4.22	11-15-2048	854,108	826,275
FHLMC Series 4906 Class WF (1 Month LIBOR +0.40%) ±	2.90	12-15-2038	1,585,155	1,573,199
FHLMC Series 4908 Class FA (1 Month LIBOR +0.44%) ±	3.29	12-15-2042	1,547,338	1,533,922
FHLMC Series 4915 Class FE (1 Month LIBOR +0.40%) ±	3.53	2-15-2038	3,879,215	3,916,910
FHLMC Series 4921 Class FN (1 Month LIBOR +0.45%) ±	4.47	10-25-2049	918,978	893,305
FHLMC Series 4925 Class FY (1 Month LIBOR +0.45%) ±	4.47	10-25-2049	348,053	337,672
FHLMC Series 4925 Class WF (1 Month LIBOR +0.40%) ±	3.53	8-15-2038	3,474,880	3,466,187
FHLMC Series 4927 Class FG (1 Month LIBOR +0.50%) ±	4.52	11-25-2049	1,335,979	1,300,119
FHLMC Series 4933 Class FA (1 Month LIBOR +0.50%) ±	4.52	12-25-2049	960,113	934,444
See accompanying notes to portfolio of investments

4  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC Series 5062 Class FC (30 Day Average U.S. SOFR +0.20%) ±	3.72%	1-25-2051	$1,319,085	$ 1,248,639
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	4.42	11-25-2028	243,528	242,823
FHLMC Series T-16 Class A (1 Month LIBOR +0.35%) ±	4.37	6-25-2029	796,618	771,680
FHLMC Series T-20 Class A7 (1 Month LIBOR +0.30%) ±	4.32	12-25-2029	1,893,284	1,861,128
FHLMC Series T-21 Class A (1 Month LIBOR +0.36%) ±	4.38	10-25-2029	650,941	648,966
FHLMC Series T-24 Class A (1 Month LIBOR +0.30%) ±	4.32	6-25-2030	229,177	227,034
FHLMC Series T-27 Class A (1 Month LIBOR +0.30%) ±	4.32	10-25-2030	735,934	731,875
FHLMC Series T-30 Class A7 (1 Month LIBOR +0.24%) ±	4.26	12-25-2030	629,492	612,069
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%) ±	4.30	9-25-2031	1,154,341	1,147,837
FHLMC Series T-48 Class 2A ±±	3.69	7-25-2033	1,036,816	965,026
FHLMC Series T-54 Class 4A ±±	3.67	2-25-2043	618,208	563,681
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	33,008	33,614
FHLMC Series T-56 Class 3AF (1 Month LIBOR +1.00%) ±	5.02	5-25-2043	794,992	782,201
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	2.89	10-25-2044	1,519,628	1,521,112
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%) ±	2.30	2-25-2045	1,327,476	1,341,445
FHLMC Series T-66 Class 2A1 ±±	3.67	1-25-2036	881,808	875,712
FHLMC Series T-67 Class 1A1C ±±	3.32	3-25-2036	1,948,960	1,941,090
FHLMC Series T-67 Class 2A1C ±±	3.42	3-25-2036	2,011,691	2,044,155
FNMA (Enterprise 11th District COFI Institutional Replacement +1.40%) ±	1.79	4-1-2024	156,864	155,165
FNMA (1 Year Treasury Constant Maturity +1.58%) ±	1.87	3-1-2034	176,498	171,528
FNMA (1 Year Treasury Constant Maturity +1.70%) ±	1.99	2-1-2033	172,890	169,710
FNMA (12 Month LIBOR +1.56%) ±	1.99	2-1-2044	36,514	36,234
FNMA (12 Month LIBOR +1.75%) ±	2.00	1-1-2035	161,836	160,569
FNMA (1 Year Treasury Constant Maturity +1.83%) ±	2.08	4-1-2030	954	950
FNMA (12 Month LIBOR +1.60%) ±	2.13	3-1-2046	695,710	689,181
FNMA (11th District COFI +1.27%) ±	2.14	3-1-2033	39,273	37,786
FNMA (6 Month LIBOR +1.03%) ±	2.15	2-1-2033	92,881	90,255
FNMA (12 Month LIBOR +1.60%) ±	2.22	8-1-2050	2,483,062	2,235,054
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.30	12-1-2024	8,583	8,467
FNMA (11th District COFI +1.26%) ±	2.34	1-1-2035	143,581	139,048
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.35	8-1-2031	76,255	74,263
FNMA (11th District COFI +1.25%) ±	2.36	11-1-2023	2,532	2,512
FNMA (11th District COFI +1.92%) ±	2.36	9-1-2030	122,332	119,829
FNMA (11th District COFI +1.25%) ±	2.38	11-1-2024	44	44
FNMA (12 Month LIBOR +1.62%) ±	2.39	8-1-2050	2,757,495	2,498,188
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	2.40	7-1-2024	2,175	2,146
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	2.40	10-1-2024	6,961	6,911
FNMA (11th District COFI +1.29%) ±	2.41	9-1-2037	746,928	720,097
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	2.44	3-1-2035	178,796	173,501
FNMA (11th District COFI +1.09%) ±	2.45	10-1-2034	8,605	8,552
FNMA (6 Month LIBOR +1.16%) ±	2.50	8-1-2033	2,634	2,572
FNMA (11th District COFI +1.26%) ±	2.52	1-1-2038	8,678	8,530
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	2.53	6-1-2024	8,814	8,697
FNMA (11th District COFI +1.82%) ±	2.53	5-1-2028	21,750	21,294
FNMA (12 Month LIBOR +1.75%) ±	2.53	4-1-2033	264,031	258,693
FNMA (12 Month LIBOR +1.62%) ±	2.53	4-1-2050	1,323,347	1,245,039
FNMA (12 Month LIBOR +1.59%) ±	2.56	2-1-2043	456,432	468,779
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	2.63	6-1-2032	65,404	63,544
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	2.64	4-1-2028	52,642	51,396
FNMA (1 Year Treasury Constant Maturity +2.49%) ±	2.74	4-1-2038	154,213	150,034
FNMA (Federal COFI +2.00%) ±	2.75	8-1-2029	19,459	19,424
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  5

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.54%) ±	2.80%	8-1-2035	$ 173,868	$ 169,897
FNMA (6 Month LIBOR +1.31%) ±	2.82	10-1-2037	282,917	279,836
FNMA (1 Year Treasury Constant Maturity +1.50%) ±	2.83	8-1-2030	331,798	326,531
FNMA (12 Month LIBOR +1.72%) ±	2.85	4-1-2034	247,765	248,655
FNMA (12 Month LIBOR +1.75%) ±	2.85	5-1-2035	309,759	309,735
FNMA (12 Month LIBOR +1.57%) ±	2.85	1-1-2040	63,346	62,298
FNMA (12 Month Treasury Average +1.18%) ±	2.86	10-1-2044	187,574	179,121
FNMA (12 Month LIBOR +1.65%) ±	2.87	11-1-2038	83,990	84,567
FNMA (12 Month LIBOR +1.75%) ±	2.88	4-1-2034	151,748	148,302
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	2.90	8-1-2031	21,901	21,463
FNMA (12 Month Treasury Average +1.21%) ±	2.90	4-1-2042	553,458	527,425
FNMA (11th District COFI +1.86%) ±	2.96	10-1-2027	86,510	85,634
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	2.98	5-1-2034	271,717	265,006
FNMA (12 Month LIBOR +1.68%) ±	2.98	6-1-2041	768,403	772,862
FNMA (11th District COFI +1.83%) ±	3.00	3-1-2033	124,386	121,750
FNMA (11th District COFI +1.66%) ±	3.01	1-1-2036	107,841	104,988
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.01	5-1-2037	285,923	281,340
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.02	1-1-2036	208,272	207,585
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	3.04	12-1-2032	167,586	163,981
FNMA (12 Month LIBOR +1.75%) ±	3.04	9-1-2042	147,881	148,766
FNMA (11th District COFI +1.70%) ±	3.08	4-1-2030	336	329
FNMA (1 Year Treasury Constant Maturity +1.96%) ±	3.08	3-1-2032	13,358	13,145
FNMA (12 Month Treasury Average +1.40%) ±	3.09	12-1-2030	19,142	18,441
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	3.10	7-1-2035	37,689	36,980
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	3.12	3-1-2031	16,891	16,613
FNMA (12 Month LIBOR +1.55%) ±	3.14	6-1-2043	3,210,306	3,210,163
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	3.15	9-1-2030	224,441	215,115
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	3.17	5-1-2027	26,857	26,268
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	3.19	9-1-2036	160,606	157,573
FNMA (11th District COFI +1.85%) ±	3.20	1-1-2036	8,929	8,709
FNMA (6 Month LIBOR +1.98%) ±	3.23	9-1-2033	42,987	41,894
FNMA (11th District COFI +1.25%) ±	3.26	4-1-2034	200,899	197,187
FNMA (1 Year Treasury Constant Maturity +1.66%) ±	3.27	7-1-2048	390,334	390,967
FNMA (6 Month LIBOR +1.96%) ±	3.28	1-1-2033	46,853	45,732
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.29	7-1-2029	138,922	133,931
FNMA (11th District COFI +1.83%) ±	3.30	6-1-2034	36,658	36,181
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.31	11-1-2038	1,617,360	1,644,218
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.32	9-1-2030	229,364	220,869
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.33	9-1-2035	849,818	861,599
FNMA (12 Month LIBOR +1.72%) ±	3.34	7-1-2043	1,113,266	1,121,743
FNMA (12 Month LIBOR +1.59%) ±	3.34	6-1-2044	469,001	471,632
FNMA (6 Month LIBOR +2.01%) ±	3.35	10-1-2024	2,826	2,796
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.35	6-1-2035	176,859	178,067
FNMA (6 Month LIBOR +1.51%) ±	3.36	11-1-2034	271,180	264,701
FNMA (6 Month LIBOR +1.38%) ±	3.38	12-1-2031	13,571	13,513
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	3.39	6-1-2027	25,987	25,479
FNMA (1 Year Treasury Constant Maturity +1.93%) ±	3.39	7-1-2038	396,277	388,830
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.40	4-1-2038	261,712	258,370
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.43	7-1-2028	45	44
FNMA (12 Month Treasury Average +1.73%) ±	3.43	6-1-2035	202,500	199,084
FNMA (12 Month Treasury Average +2.48%) ±	3.44	6-1-2040	411,575	406,786
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.44	12-1-2040	3,227,080	3,268,194
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	3.45	5-1-2033	46,286	45,407
FNMA (12 Month Treasury Average +1.74%) ±	3.45	10-1-2035	269,171	262,003
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.46	1-1-2033	277,562	275,580
See accompanying notes to portfolio of investments

6  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.47%	8-1-2026	$ 13,365	$ 13,182
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.47	10-1-2029	183,946	180,227
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.48	6-1-2027	28,418	27,949
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.48	9-1-2033	129,228	126,675
FNMA (12 Month Treasury Average +1.80%) ±	3.48	11-1-2035	35,697	34,864
FNMA (12 Month LIBOR +1.55%) ±	3.48	9-1-2036	180,224	177,136
FNMA (6 Month LIBOR +1.74%) ±	3.49	10-1-2024	12,880	12,633
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	3.49	8-1-2026	9,216	9,053
FNMA (5 Year Treasury Constant Maturity +1.90%) ±	3.49	9-1-2031	93,749	91,801
FNMA (1 Year Treasury Constant Maturity +2.49%) ±	3.49	5-1-2035	296,212	302,280
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	3.49	4-1-2040	60,058	60,689
FNMA (12 Month LIBOR +1.59%) ±	3.49	9-1-2044	692,678	696,606
FNMA (Federal COFI +2.45%) ±	3.50	2-1-2029	254,612	253,222
FNMA (6 Month LIBOR +1.37%) ±	3.50	1-1-2032	109,167	108,769
FNMA (1 Year Treasury Constant Maturity +1.76%) ±	3.51	8-1-2032	28,387	27,929
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	3.51	7-1-2035	79,391	78,264
FNMA (12 Month LIBOR +1.78%) ±	3.51	1-1-2042	1,157,915	1,173,717
FNMA (1 Year Treasury Constant Maturity +1.52%) ±	3.52	8-1-2033	370,769	365,180
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.53	10-1-2034	500,603	507,859
FNMA (6 Month LIBOR +2.25%) ±	3.54	3-1-2034	374,955	369,132
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.54	7-1-2037	104,071	106,090
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	3.55	12-1-2033	160,430	157,487
FNMA (12 Month Treasury Average +1.85%) ±	3.55	11-1-2035	255,640	248,312
FNMA (6 Month LIBOR +1.51%) ±	3.55	6-1-2037	484,880	499,528
FNMA (12 Month LIBOR +1.75%) ±	3.56	7-1-2035	210,550	211,909
FNMA (12 Month Treasury Average +1.85%) ±	3.57	7-1-2035	285,917	278,923
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.59	12-1-2040	1,243,613	1,261,407
FNMA (1 Year Treasury Constant Maturity +2.49%) ±	3.61	7-1-2037	74,528	73,591
FNMA (12 Month LIBOR +1.74%) ±	3.62	6-1-2036	47,895	48,492
FNMA (12 Month LIBOR +1.77%) ±	3.62	7-1-2044	1,504,926	1,528,909
FNMA (1 Year Treasury Constant Maturity +1.63%) ±	3.63	11-1-2029	4,688	4,579
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	3.63	9-1-2030	20,299	20,021
FNMA (12 Month Treasury Average +1.94%) ±	3.63	11-1-2035	11,987	11,774
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	3.64	3-1-2030	3,238	3,166
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.64	12-1-2030	191,879	188,877
FNMA (6 Month LIBOR +1.53%) ±	3.65	1-1-2035	411,050	417,477
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.65	6-1-2035	47,308	46,568
FNMA (12 Month Treasury Average +1.96%) ±	3.66	11-1-2035	261,181	254,225
FNMA (1 Year Treasury Constant Maturity +2.45%) ±	3.67	7-1-2037	933,855	956,440
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.67	7-1-2038	1,475,703	1,501,205
FNMA (12 Month LIBOR +1.59%) ±	3.67	8-1-2045	282,976	287,886
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	3.68	7-1-2030	109,312	107,436
FNMA (1 Year Treasury Constant Maturity +1.88%) ±	3.68	8-1-2031	31,324	30,862
FNMA (12 Month Treasury Average +1.98%) ±	3.68	7-1-2035	193,865	189,945
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.68	5-1-2036	824,658	825,644
FNMA (12 Month LIBOR +1.93%) ±	3.68	5-1-2037	515,198	519,845
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.70	5-1-2033	209,819	205,790
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.71	12-1-2040	1,468,385	1,489,570
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.72	1-1-2036	152,023	149,995
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.72	10-1-2036	222,380	226,004
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	3.73	10-1-2028	30,981	30,253
FNMA (6 Month LIBOR +2.48%) ±	3.73	7-1-2033	25,339	24,738
FNMA (12 Month Treasury Average +2.05%) ±	3.74	10-1-2035	119,289	117,235
FNMA (1 Year Treasury Constant Maturity +2.70%) ±	3.76	5-1-2035	470,110	462,050
FNMA (12 Month LIBOR +1.72%) ±	3.76	6-1-2035	43,586	44,244
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  7

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (12 Month LIBOR +1.53%) ±	3.78%	9-1-2035	$ 294,444	$ 296,530
FNMA (5 Year Treasury Constant Maturity +2.42%) ±	3.79	6-1-2028	11,691	11,742
FNMA (12 Month Treasury Average +2.11%) ±	3.79	8-1-2035	101,465	100,037
FNMA (12 Month LIBOR +1.90%) ±	3.80	5-1-2038	251,246	256,608
FNMA (12 Month LIBOR +1.67%) ±	3.81	7-1-2035	346,000	351,032
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	3.81	9-1-2037	30,870	30,250
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.82	1-1-2027	26,119	25,942
FNMA (12 Month Treasury Average +2.07%) ±	3.82	1-1-2035	218,585	214,900
FNMA (12 Month LIBOR +1.57%) ±	3.82	11-1-2044	65,455	64,633
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	3.83	6-1-2037	696,739	705,039
FNMA (12 Month LIBOR +1.60%) ±	3.85	9-1-2037	347,871	342,453
FNMA (6 Month LIBOR +1.74%) ±	3.87	12-1-2024	13,877	13,636
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.87	1-1-2037	348,676	345,009
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.88	5-1-2034	99,513	97,561
FNMA (6 Month LIBOR +2.50%) ±	3.93	4-1-2033	133,993	130,098
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.94	4-1-2024	600	595
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.97	7-1-2035	39,288	39,700
FNMA (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount +2.23%) ±	3.98	7-1-2025	18	17
FNMA (11th District COFI +1.93%) ±	3.98	12-1-2036	16,376	16,433
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.02	8-1-2035	210,017	212,893
FNMA (1 Year Treasury Constant Maturity +2.55%) ±	4.03	7-1-2028	103,986	102,156
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.03	11-1-2034	132,416	135,272
FNMA (12 Month Treasury Average +2.35%) ±	4.04	8-1-2040	277,577	274,807
FNMA (6 Month LIBOR +1.93%) ±	4.05	6-1-2032	51,678	50,720
FNMA (6 Month LIBOR +2.31%) ±	4.06	4-1-2033	147,499	143,519
FNMA (12 Month LIBOR +1.82%) ±	4.07	12-1-2046	59,371	57,922
FNMA (12 Month LIBOR +1.83%) ±	4.08	1-1-2033	52,185	51,110
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	4.09	7-1-2028	27,427	26,968
FNMA (6 Month LIBOR +2.34%) ±	4.11	5-1-2033	456,271	447,038
FNMA (6 Month LIBOR +1.38%) ±	4.13	8-1-2031	92,582	92,234
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.14	7-1-2035	200,270	202,389
FNMA (12 Month LIBOR +1.90%) ±	4.15	10-1-2034	223,902	220,096
FNMA (6 Month LIBOR +1.42%) ±	4.17	12-1-2031	104,959	104,666
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	4.17	2-1-2033	37,140	36,708
FNMA (6 Month LIBOR +1.55%) ±	4.17	3-1-2034	86,765	86,430
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.19	8-1-2033	207,667	204,512
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.21	1-1-2031	103,529	101,403
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.22	9-1-2035	484,998	493,979
FNMA (1 Year Treasury Constant Maturity +2.53%) ±	4.23	1-1-2029	41,280	40,599
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.25	10-1-2025	12,211	12,030
FNMA (12 Month LIBOR +2.00%) ±	4.25	9-1-2035	163,335	166,757
FNMA (6 Month LIBOR +2.70%) ±	4.26	4-1-2024	20,147	19,845
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.28	9-1-2026	10,284	10,128
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.29	12-1-2030	14,598	14,405
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	4.29	12-1-2039	87,894	86,481
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	4.30	1-1-2026	37,471	36,882
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	4.35	11-1-2024	13,822	13,676
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.35	10-1-2034	91,158	89,269
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	4.38	7-1-2027	40,699	40,143
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.41	12-1-2034	220,496	218,678
FNMA (1 Month LIBOR +1.17%) ±	4.42	5-1-2029	28,455	28,677
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.44	5-1-2025	9,730	9,608
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	4.47	9-1-2028	24,425	24,052
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.50	3-1-2027	10,333	10,179
See accompanying notes to portfolio of investments

8  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	4.50%	7-1-2027	$ 10,254	$ 10,063
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	4.53	9-1-2033	267,351	263,514
FNMA (6 Month LIBOR +1.18%) ±	4.55	8-1-2033	39,449	39,288
FNMA (1 Year Treasury Constant Maturity +2.52%) ±	4.64	11-1-2024	7,683	7,587
FNMA (1 Year Treasury Constant Maturity +2.89%) ±	4.70	9-1-2030	87,274	85,903
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	4.72	10-1-2025	3,169	3,124
FNMA (11th District COFI +1.89%) ±	4.86	5-1-2034	48,254	48,807
FNMA (12 Month LIBOR +1.64%) ±	4.93	9-1-2042	208,020	212,763
FNMA (6 Month LIBOR +3.35%) ±	5.07	12-1-2032	80,844	78,645
FNMA (6 Month LIBOR +3.57%) ±	5.57	11-1-2031	1,305	1,276
FNMA	6.50	8-1-2028	23,601	23,566
FNMA	6.50	5-1-2031	21,908	22,560
FNMA	7.06	12-1-2024	8,396	8,379
FNMA	7.06	1-1-2027	9,884	9,864
FNMA	7.50	1-1-2031	16,368	16,395
FNMA	7.50	1-1-2033	40,190	40,839
FNMA	7.50	5-1-2033	40,384	40,978
FNMA	7.50	5-1-2033	43,237	43,497
FNMA	7.50	7-1-2033	20,125	20,117
FNMA	7.50	8-1-2033	38,548	38,562
FNMA	8.00	12-1-2026	17,192	17,258
FNMA	8.00	2-1-2030	103	103
FNMA	8.00	3-1-2030	59	58
FNMA	8.00	5-1-2033	31,312	31,277
FNMA	8.50	8-15-2024	1,606	1,607
FNMA Series 1993-113 Class FA (10 Year Treasury Constant Maturity -0.65%) ±	3.14	7-25-2023	2,141	2,140
FNMA Series 1993-247 Class FM (12 Month LIBOR +1.20%) ±	5.99	12-25-2023	21,477	21,454
FNMA Series 1994-14 Class F (12 Month LIBOR +1.60%) ±	6.39	10-25-2023	10,445	10,451
FNMA Series 2001-50 Class BA	7.00	10-25-2041	59,003	60,776
FNMA Series 2001-63 Class FD (1 Month LIBOR +0.60%) ±	4.51	12-18-2031	43,665	43,567
FNMA Series 2001-81 Class F (1 Month LIBOR +0.55%) ±	4.57	1-25-2032	20,841	20,668
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	59,847	60,114
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	990,682	1,014,739
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	76,873	79,340
FNMA Series 2001-T12 Class A4 ±±	3.91	8-25-2041	1,882,654	1,876,230
FNMA Series 2001-W01 Class AV1 (1 Month LIBOR +0.12%) ±	4.14	8-25-2031	23,912	22,744
FNMA Series 2001-W03 Class A ±±	7.00	9-25-2041	221,730	217,687
FNMA Series 2002-05 Class FD (1 Month LIBOR +0.90%) ±	4.92	2-25-2032	35,574	35,652
FNMA Series 2002-59 Class F (1 Month LIBOR +0.40%) ±	4.42	9-25-2032	90,181	89,552
FNMA Series 2002-66 Class A3 ±±	3.76	4-25-2042	3,874,335	3,779,613
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	797,395	844,507
FNMA Series 2002-T12 Class A5 ±±	4.36	10-25-2041	881,813	830,326
FNMA Series 2002-T18 Class A5 ±±	4.21	5-25-2042	1,810,035	1,702,942
FNMA Series 2002-T19 Class A4 ±±	4.27	3-25-2042	101,226	98,208
FNMA Series 2002-W01 Class 3A ±±	3.31	4-25-2042	451,911	419,465
FNMA Series 2002-W04 Class A6 ±±	3.61	5-25-2042	811,735	778,583
FNMA Series 2003-07 Class A2 ±±	3.74	5-25-2042	313,029	308,446
FNMA Series 2003-63 Class A8 ±±	3.49	1-25-2043	646,248	626,017
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.14%) ±	3.74	3-25-2033	745,321	736,810
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	202,451	215,067
FNMA Series 2003-W04 Class 5A ±±	3.68	10-25-2042	453,915	409,279
FNMA Series 2003-W08 Class 4A ±±	3.80	11-25-2042	634,795	591,046
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	4.14	6-25-2033	920,828	888,611
FNMA Series 2003-W10 Class 2A ±±	3.31	6-25-2043	1,222,689	1,106,112
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  9

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2003-W18 Class 2A ±±	3.63%	6-25-2043	$1,516,110	$ 1,433,866
FNMA Series 2003-W6 Class 6A ±±	3.38	8-25-2042	526,749	505,203
FNMA Series 2004-17 Class FT (1 Month LIBOR +0.40%) ±	4.42	4-25-2034	430,286	424,886
FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	244,013	256,241
FNMA Series 2004-T03 Class 2A ±±	3.68	8-25-2043	621,219	608,716
FNMA Series 2004-T1 Class 2A ±±	3.10	8-25-2043	756,774	697,269
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	124,993	131,691
FNMA Series 2004-W01 Class 3A ±±	4.04	1-25-2043	33,995	32,136
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	41,218	43,235
FNMA Series 2004-W12 Class 2A ±±	3.59	6-25-2044	1,877,420	1,757,972
FNMA Series 2004-W15 Class 3A ±±	3.51	6-25-2044	2,640,942	2,501,016
FNMA Series 2005-25 Class PF (1 Month LIBOR +0.35%) ±	4.37	4-25-2035	581,526	571,626
FNMA Series 2005-W03 Class 3A ±±	3.47	4-25-2045	495,648	478,088
FNMA Series 2006-112 Class LF (1 Month LIBOR +0.55%) ±	4.57	11-25-2036	962,772	950,452
FNMA Series 2006-16 Class FA (1 Month LIBOR +0.30%) ±	4.32	3-25-2036	384,412	377,889
FNMA Series 2006-44 Class FY (1 Month LIBOR +0.57%) ±	4.59	6-25-2036	695,285	690,105
FNMA Series 2006-5 Class 1-A ±±	2.95	8-25-2034	1,986,734	1,996,951
FNMA Series 2006-50 Class FE (1 Month LIBOR +0.40%) ±	4.42	6-25-2036	1,228,008	1,212,853
FNMA Series 2006-W01 Class 3A ±±	2.61	10-25-2045	1,724,952	1,678,177
FNMA Series 2007-109 Class PF (1 Month LIBOR +0.65%) ±	4.67	12-25-2037	362,689	360,041
FNMA Series 2007-4 Class DF (1 Month LIBOR +0.45%) ±	4.46	2-25-2037	548,662	538,944
FNMA Series 2007-86 Class FA (1 Month LIBOR +0.45%) ±	4.47	9-25-2037	979,733	968,306
FNMA Series 2007-95 Class A2 (1 Month LIBOR +0.25%) ±	3.84	8-27-2036	98,920	95,894
FNMA Series 2008-67 Class FG (1 Month LIBOR +1.00%) ±	5.02	7-25-2038	503,894	509,160
FNMA Series 2009-106 Class FA (1 Month LIBOR +0.75%) ±	4.77	1-25-2040	803,783	803,688
FNMA Series 2009-11 Class FU (1 Month LIBOR +1.00%) ±	5.02	3-25-2049	187,718	188,301
FNMA Series 2010-27 Class BF (1 Month LIBOR +0.55%) ±	4.57	4-25-2040	1,636,227	1,619,422
FNMA Series 2010-27 Class FG (1 Month LIBOR +1.00%) ±	5.02	4-25-2040	2,503,663	2,498,796
FNMA Series 2010-54 Class AF (1 Month LIBOR +0.56%) ±	4.58	4-25-2037	220,918	218,856
FNMA Series 2010-54 Class FT (1 Month LIBOR +0.76%) ±	4.78	4-25-2037	3,332,617	3,333,902
FNMA Series 2010-8 Class FE (1 Month LIBOR +0.79%) ±	4.81	2-25-2040	2,635,504	2,637,570
FNMA Series 2011-21 Class PF (1 Month LIBOR +0.35%) ±	4.37	12-25-2041	199,374	194,465
FNMA Series 2011-71 Class FA (1 Month LIBOR +0.62%) ±	4.64	12-25-2036	1,566,538	1,556,834
FNMA Series 2012-122 Class FM (1 Month LIBOR +0.40%) ±	4.42	11-25-2042	930,595	906,794
FNMA Series 2012-17 Class EF (1 Month LIBOR +0.45%) ±	4.47	3-25-2041	1,269,481	1,264,646
FNMA Series 2012-47 Class FW (1 Month LIBOR +1.70%) ±	5.72	5-25-2027	90,031	92,302
FNMA Series 2013-130 Class CF (1 Month LIBOR +0.25%) ±	4.27	6-25-2043	318,704	313,406
FNMA Series 2013-23 Class LF (1 Month LIBOR +0.35%) ±	2.92	3-25-2043	2,907,048	2,868,540
FNMA Series 2014-10 Class CF (1 Month LIBOR +0.30%) ±	2.64	3-25-2044	662,902	652,136
FNMA Series 2014-49 Class AF (1 Month LIBOR +0.32%) ±	3.33	8-25-2044	118,220	115,061
FNMA Series 2015-38 Class DF (1 Month LIBOR +0.31%) ±	3.44	6-25-2055	1,507,226	1,475,855
FNMA Series 2015-4 Class FA (1 Month LIBOR +0.35%) ±	3.48	2-25-2045	933,240	909,463
FNMA Series 2016-40 Class AF (1 Month LIBOR +0.45%) ±	3.25	7-25-2046	4,363,027	4,255,637
FNMA Series 2016-40 Class PF (1 Month LIBOR +0.45%) ±	3.49	7-25-2046	4,084,119	4,009,053
FNMA Series 2016-58 Class FA (1 Month LIBOR +0.48%) ±	3.40	8-25-2046	430,728	414,829
FNMA Series 2016-62 Class AF (1 Month LIBOR +0.45%) ±	3.32	9-25-2046	554,526	543,478
FNMA Series 2016-64 Class KF (1 Month LIBOR +0.47%) ±	3.12	9-25-2046	1,116,554	1,092,739
FNMA Series 2016-76 Class CF (1 Month LIBOR +0.45%) ±	3.30	10-25-2046	685,085	668,608
FNMA Series 2016-82 Class FM (1 Month LIBOR +0.40%) ±	3.37	11-25-2046	1,383,385	1,347,999
FNMA Series 2016-87 Class AF (1 Month LIBOR +0.40%) ±	3.14	11-25-2046	299,090	290,720
FNMA Series 2017-45 Class FA (1 Month LIBOR +0.32%) ±	3.45	6-25-2047	3,517,501	3,420,998
FNMA Series 2017-M9 Class F (1 Month LIBOR +0.48%) ±	4.52	5-25-2029	4,607,263	4,528,418
FNMA Series 2018-39 Class WF (1 Month LIBOR +0.30%) ±	3.20	6-25-2048	3,164,240	3,086,491
FNMA Series 2018-47 Class PC	3.50	9-25-2047	176,204	167,140
FNMA Series 2018-72 Class FB (1 Month LIBOR +0.35%) ±	4.37	10-25-2058	2,569,739	2,508,999
See accompanying notes to portfolio of investments

10  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2019-25 Class FA (1 Month LIBOR +0.45%) ±	4.47%	6-25-2049	$ 271,828	$ 264,777
FNMA Series 2019-38 Class AF (1 Month LIBOR +0.40%) ±	3.27	7-25-2049	3,586,667	3,593,119
FNMA Series 2019-41 Class F (1 Month LIBOR +0.50%) ±	4.52	8-25-2059	2,385,389	2,331,052
FNMA Series 2019-42 Class MF (1 Month LIBOR +0.40%) ±	3.24	8-25-2059	1,919,298	1,857,133
FNMA Series 2019-5 Class FE (1 Month LIBOR +0.45%) ±	4.47	3-25-2049	383,143	372,877
FNMA Series 2019-53 Class FA (1 Month LIBOR +0.40%) ±	3.12	9-25-2049	1,461,540	1,412,087
FNMA Series 2020-10 Class Q	3.00	3-25-2050	2,734,574	2,453,344
FNMA Series 2020-29 Class FA (1 Month LIBOR +0.65%) ±	3.28	5-25-2050	971,589	964,741
FNMA Series 2020-36 Class FH (1 Month LIBOR +0.45%) ±	4.47	6-25-2050	2,606,883	2,521,459
FNMA Series 2020-37 Class FD (1 Month LIBOR +0.40%) ±	4.42	6-25-2050	2,478,458	2,433,598
FNMA Series 2021-85 Class EF (30 Day Average U.S. SOFR +0.18%) ±	2.63	12-25-2051	3,749,399	3,756,875
FNMA Series G93-1 Class K	6.68	1-25-2023	62	62
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	2.63	1-20-2034	848,986	831,781
GNMA (1 Year Treasury Constant Maturity +2.00%) ±	3.13	1-20-2041	22,819	22,714
GNMA (1 Year Treasury Constant Maturity +2.00%) ±	3.38	4-20-2041	26,339	26,175
GNMA (1 Month LIBOR +0.62%) ±	3.70	5-20-2058	135,986	134,952
GNMA (1 Year Treasury Constant Maturity +1.40%) ±	5.48	6-20-2058	29,556	29,609
GNMA	6.45	4-20-2025	12,897	13,054
GNMA	6.45	9-20-2025	15,750	16,543
GNMA	6.50	8-20-2034	116,722	114,441
GNMA	9.00	9-20-2024	290	290
GNMA	9.00	11-20-2024	34	34
GNMA	9.00	1-20-2025	1,069	1,074
GNMA	9.00	2-20-2025	1,784	1,790
GNMA Series 2004-80 Class FA (1 Month LIBOR +0.40%) ±	4.34	10-20-2034	374,240	372,398
GNMA Series 2006-16 Class DF (1 Month LIBOR +0.11%) ±	4.05	4-20-2036	1,905,002	1,880,199
GNMA Series 2008-65 Class FG (1 Month LIBOR +0.75%) ±	4.69	8-20-2038	648,520	650,706
GNMA Series 2008-68 Class FA (1 Month LIBOR +0.95%) ±	4.89	8-20-2038	804,453	811,482
GNMA Series 2009-12 Class FA (1 Month LIBOR +0.95%) ±	4.89	3-20-2039	1,030,847	1,038,539
GNMA Series 2009-15 Class FL (1 Month LIBOR +0.95%) ±	4.89	3-20-2039	1,030,847	1,037,620
GNMA Series 2009-29 Class FL (1 Month LIBOR +0.65%) ±	4.54	5-16-2039	1,087,807	1,087,768
GNMA Series 2009-36 Class FE (1 Month LIBOR +0.80%) ±	4.74	9-20-2038	1,040,598	1,045,340
GNMA Series 2009-50 Class FW (1 Month LIBOR +1.00%) ±	4.94	7-20-2039	778,076	786,760
GNMA Series 2009-52 Class FD (1 Month LIBOR +0.95%) ±	4.84	7-16-2039	388,809	392,251
GNMA Series 2010-25 Class FH (1 Month LIBOR +0.72%) ±	4.61	2-16-2040	545,289	545,242
GNMA Series 2010-79 Class YF (1 Month LIBOR +0.35%) ±	4.29	5-20-2035	1,778,535	1,763,206
GNMA Series 2011-117 Class FJ (1 Month LIBOR +0.87%) ±	4.81	8-20-2041	1,001,044	1,009,728
GNMA Series 2011-H12 Class FA (1 Month LIBOR +0.49%) ±	3.63	2-20-2061	444,735	440,517
GNMA Series 2011-H17 Class FA (1 Month LIBOR +0.53%) ±	3.67	6-20-2061	382,836	379,652
GNMA Series 2012-124 Class GF (1 Month LIBOR +0.25%) ±	4.19	10-20-2042	1,128,697	1,106,578
GNMA Series 2014-44 Class IA ♀	3.50	5-20-2028	1,903,084	84,211
GNMA Series 2014-H16 Class FL (1 Month LIBOR +0.47%) ±	3.10	7-20-2064	742,641	731,049
GNMA Series 2014-H22 Class FC (1 Month LIBOR +0.48%) ±	3.62	11-20-2064	1,518,464	1,499,073
GNMA Series 2015-H23 Class TA (1 Month LIBOR +0.47%) ±	3.61	9-20-2065	1,481,564	1,460,844
GNMA Series 2016-H24 Class FD (12 Month LIBOR +0.30%) ±	4.43	11-20-2066	364,034	359,117
GNMA Series 2017-130 Class FH (1 Month LIBOR +0.30%) ±	4.24	8-20-2047	1,685,387	1,637,634
GNMA Series 2017-H11 Class FE (12 Month LIBOR +0.18%) ±	2.35	5-20-2067	2,692,142	2,631,149
GNMA Series 2017-H11 Class FP (1 Month LIBOR +0.22%) ±	3.36	4-20-2067	60,551	60,494
GNMA Series 2018-120 Class FL (1 Month LIBOR +0.30%) ±	4.24	9-20-2048	263,534	256,660
GNMA Series 2018-49 Class FM (1 Month LIBOR +0.25%) ±	4.19	4-20-2048	1,183,313	1,151,219
GNMA Series 2018-H07 Class FD (1 Month LIBOR +0.30%) ±	3.44	5-20-2068	370,944	368,085
GNMA Series 2018-H13 Class FC (1 Month LIBOR +0.30%) ±	3.44	7-20-2068	290,746	285,951
GNMA Series 2019-103 Class FG (1 Month LIBOR +0.45%) ±	4.39	4-20-2049	1,067,429	1,047,837
GNMA Series 2019-129 Class WF (1 Month LIBOR +0.40%) ±	2.42	2-20-2046	1,342,041	1,306,199
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  11

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA Series 2019-42 Class F (1 Month LIBOR +0.45%) ±	2.61%	3-20-2046	$1,282,917	$ 1,219,377
GNMA Series 2019-90 Class FD (1 Month LIBOR +0.35%) ±	4.29	7-20-2049	2,947,234	2,874,328
GNMA Series 2019-H06 Class FD (1 Month LIBOR +0.72%) ±	1.85	1-20-2069	620,757	595,639
GNMA Series 2019-H09 Class FE (1 Month LIBOR +0.50%) ±	3.64	4-20-2069	964,857	945,055
GNMA Series 2019-H10 Class FB (1 Month LIBOR +0.60%) ±	2.88	6-20-2069	2,919,407	2,793,742
GNMA Series 2019-H15 Class FE (1 Month LIBOR +0.63%) ±	3.77	9-20-2069	1,940,018	1,880,826
GNMA Series 2020-H12 Class F (1 Month LIBOR +0.50%) ±	3.64	7-20-2070	762,665	731,273
GNMA Series 2020-H19 Class FB (1 Month LIBOR +0.45%) ±	2.74	11-20-2070	2,367,595	2,273,233
GNMA Series 2021-H01 Class FC (1 Month LIBOR +0.40%) ±	3.51	11-20-2070	1,489,180	1,421,923
GNMA Series 2021-H14 Class FA (30 Day Average U.S. SOFR +0.30%) ±	2.24	4-20-2070	3,651,763	3,450,187
Total Agency securities (Cost $347,253,047)				337,042,440
Asset-backed securities: 6.72%
Brazos Education Funding Series 2015-1 Class A (1 Month LIBOR +1.00%) 144A±	5.04	10-25-2056	1,713,101	1,696,366
Cal Dive I Title XI Incorporated	4.93	2-1-2027	2,577,413	2,571,717
ECMC Group Student Loan Trust Series 2018-1A Class A (1 Month LIBOR +0.75%) 144A±±	4.77	2-27-2068	2,233,580	2,136,490
ECMC Group Student Loan Trust Series 2018-2A Class A (1 Month LIBOR +0.80%) 144A±	4.82	9-25-2068	3,827,807	3,652,018
EFS Volunteer LLC Series 2010-1 Class A2 (3 Month LIBOR +0.85%) 144A±	5.21	10-25-2035	444,185	441,332
Navient Student Loan Trust Series 2017-3A Class A2 (1 Month LIBOR +0.60%) 144A±	4.62	7-26-2066	319,108	318,954
Navient Student Loan Trust Series 2018-2A Class A2 (1 Month LIBOR +0.38%) 144A±	4.40	3-25-2067	25,978	25,960
Navient Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.42%) 144A±	4.44	3-25-2067	730,221	728,156
Navient Student Loan Trust Series 2018-4A Class A2 144A (1 Month LIBOR +0.68%) 144A±	4.70	6-27-2067	3,838,294	3,716,535
Navient Student Loan Trust Series 2020-2A Class A1B (1 Month LIBOR +0.90%) 144A±	4.94	8-26-2069	1,118,069	1,082,638
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	1,168,309	1,028,152
Navient Student Loan Trust Series 2021-1A Class A1B 144A (1 Month LIBOR +0.60%) 144A±	4.64	12-26-2069	888,577	859,016
Nelnet Student Loan Trust Series 2019-2A Class A (1 Month LIBOR +0.90%) 144A±	4.94	6-27-2067	3,122,348	3,075,788
Nelnet Student Loan Trust Series 2019-4A Class A (1 Month LIBOR +0.87%) 144A±	4.91	9-26-2067	650,561	638,463
Nelnet Student Loan Trust Series 2019-7A Class A1 (1 Month LIBOR +0.50%) 144A±	4.54	1-25-2068	341,149	340,547
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	3.96	12-17-2068	3,656,407	3,421,401
SLM Student Loan Trust Series 2004-10 Class A7B (3 Month LIBOR +0.60%) 144A±	4.96	10-25-2029	275,794	273,230
SLM Student Loan Trust Series 2005-4 Class A3 (3 Month LIBOR +0.12%) ±	4.48	1-25-2027	116,507	116,163
South Carolina Student Loan Series 2008-1 Class A4 (3 Month LIBOR +1.00%) ±	4.08	9-3-2024	75,207	74,943
Total Asset-backed securities (Cost $27,144,526)				26,197,869
Non-agency mortgage-backed securities: 4.92%
Angel Oak Mortgage Trust I LLC Series 2020-R1 Class A1 144A±±	0.99	4-25-2053	702,054	652,831
See accompanying notes to portfolio of investments

12  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Cascade Funding Mortgage Trust Series 2020-HB4 Class A 144A±±	0.95%	12-26-2030	$ 882,358	$ 852,473
Credit Suisse Mortgage Trust Series 2022-NQM1 Class A1 144A±±	2.27	11-25-2066	2,771,585	2,242,735
FRESB Mortgage Trust Series 2022-SB94 Class A5H ±±	1.72	11-25-2041	5,957,904	5,461,921
Goldman Sachs Mortgage-Backed Securities Trust Series 2020-PJ4 Class A2 144A±±	3.00	1-25-2051	661,579	561,368
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2 144A±±	1.36	9-25-2056	651,938	495,801
Imperial Fund Mortgage Trust Series 2022-NQM1 Class A1 144A±±	2.49	2-25-2067	2,489,738	2,176,674
JPMorgan Mortgage Trust Series 2016-5 Class A1 144A±±	4.05	12-25-2046	573,807	544,301
MFRA Trust Series 2020-NQM3 Class A1 144A±±	1.01	1-26-2065	315,099	287,657
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (1 Month LIBOR +0.90%) 144A±	4.92	1-25-2048	1,100,134	1,054,030
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1 144A±±	2.75	11-25-2059	209,902	190,595
Onslow Bay Financial LLC Series 2022-NQM1 Class A1 144A±±	2.31	11-25-2061	2,917,904	2,445,503
Starwood Commercial Mortgage Trust Series 2022-FL3 Class A (30 Day Average U.S. SOFR +1.35%) 144A±	4.57	11-15-2038	960,000	920,932
Starwood Mortgage Residential Trust Series 2021-2 Class A1 144A±±	0.94	5-25-2065	849,879	782,998
Towd Point Mortgage Trust Series 2017-5 Class A1 (1 Month LIBOR +0.60%) 144A±	3.51	2-25-2057	514,672	506,340
Total Non-agency mortgage-backed securities (Cost $21,584,873)				19,176,159

		Yield	Shares
Short-term investments: 1.64%
Investment companies: 1.64%
Allspring Government Money Market Fund Select Class ♠∞		3.60	6,383,013	6,383,013
Total Short-term investments (Cost $6,383,013)				6,383,013
Total investments in securities (Cost $402,365,459)	99.71%			388,799,481
Other assets and liabilities, net	0.29			1,138,349
Total net assets	100.00%			$389,937,830

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
♀	Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  13

Portfolio of investments—November 30, 2022 (unaudited)

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,904,979	$60,594,008	$(56,115,974)	$0	$0	$6,383,013	6,383,013	$27,845
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(56)	3-22-2023	$(6,346,248)	$(6,356,000)	$0	$(9,752)
2-Year U.S. Treasury Notes	(536)	3-31-2023	(109,870,767)	(110,072,625)	0	(201,858)
5-Year U.S. Treasury Notes	(259)	3-31-2023	(28,026,908)	(28,119,711)	0	(92,803)
					$0	$(304,413)
See accompanying notes to portfolio of investments

14  |  Allspring Adjustable Rate Government Fund

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Adjustable Rate Government Fund  |  15

Notes to portfolio of investments—November 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$337,042,440	$0	$337,042,440
Asset-backed securities	0	26,197,869	0	26,197,869
Non-agency mortgage-backed securities	0	19,176,159	0	19,176,159
Short-term investments
Investment companies	6,383,013	0	0	6,383,013
Total assets	$6,383,013	$382,416,468	$0	$388,799,481
Liabilities
Futures contracts	$304,413	$0	$0	$304,413
Total liabilities	$304,413	$0	$0	$304,413
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2022, $1,145,978 was segregated as cash collateral for open futures contracts.
For the three months ended November 30, 2022, the Fund did not have any transfers into/out of Level 3.

16  |  Allspring Adjustable Rate Government Fund